CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2010	$ 213,471,590	$ 54,450	$ 138,751,162	$ 17,396,777	$ 38,936,792	$ 17,557,544	$ 212,696,725	$ 774,865
Balance (in shares) at Jun. 30, 2010		54,449,129
Share-based compensation	551,966		551,966				551,966
Issuance of ordinary shares upon exercise of options	1,070,700	243	1,070,457				1,070,700
Issuance of ordinary shares upon exercise of options (in shares)		243,000
Net income for the year	41,465,114				41,469,998		41,469,998	(4,884)
Appropriations to statutory reserves				5,665,002	(5,665,002)
Translation adjustments, net of nil tax	9,308,905					9,268,268	9,268,268	40,637
Balance at Jun. 30, 2011	265,868,275	54,693	140,373,585	23,061,779	74,741,788	26,825,812	265,057,657	810,618
Balance (in shares) at Jun. 30, 2011		54,692,129
Share-based compensation	1,139,368		1,139,368				1,139,368
Issuance of ordinary shares upon exercise of options	672,000	300	671,700				672,000
Issuance of ordinary shares upon exercise of options (in shares)		300,000
Acquisition of a subsidiary	9,121,499	1,006	9,120,493			0	9,121,499
Acquisition of a subsidiary (in shares)		1,006,788
Net income for the year	56,573,747				56,221,847		56,221,847	351,900
Appropriations to statutory reserves				29,293	(29,293)
Translation adjustments, net of nil tax	5,910,090					5,888,744	5,888,744	21,346
Balance at Jun. 30, 2012	339,284,979	55,999	151,305,146	23,091,072	130,934,342	32,714,556	338,101,115	1,183,864
Balance (in shares) at Jun. 30, 2012		55,998,917
Share-based compensation	1,599,496		1,599,496				1,599,496
Issuance of ordinary shares upon exercise of options	967,200	138	967,062				967,200
Issuance of ordinary shares upon exercise of options (in shares)		138,000
Issuance of ordinary shares upon vesting of restricted shares		10	(10)
Issuance of ordinary shares upon vesting of restricted shares (in shares)		10,000
Acquisition of a subsidiary	16,908,964	1,408	16,907,556			0	16,908,964
Acquisition of a subsidiary (in shares)		1,407,907
Net income for the year	52,520,883				51,994,402		51,994,402	526,481
Appropriations to statutory reserves				55,599	(55,599)
Translation adjustments, net of nil tax	4,193,473					4,157,111	4,157,111	36,362
Balance at Jun. 30, 2013	$ 415,474,995	$ 57,555	$ 170,779,250	$ 23,146,671	$ 182,873,145	$ 36,871,667	$ 413,728,288	$ 1,746,707
Balance (in shares) at Jun. 30, 2013		57,554,824